Cash and bank balances - Reconciliation of cash and cash equivalents per cash flow statement (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and bank balances
Total cash and cash equivalents	€ 18,308	€ 28,130
Bank overdrafts	(429)	(280)
Net cash and cash equivalents per cash flow statement	€ 17,879	€ 27,850